BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2023
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

The accompanying condensed interim consolidated financial statements have been prepared by management in conformity with IAS 34, Interim Financial Reporting and do not include all the disclosures required in full annual financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These condensed interim consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2022.

The condensed interim consolidated financial statements were authorized for issue by the Board of Directors on May 18, 2023.